Preferred and Common Stock (Tables)	6 Months Ended
Jun. 30, 2017
Preferred and Common Stock [Abstract]
Temporary Equity

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2015	650,000	$6,500
Redemption of 400,000 shares of puttable common stock	(400,000)	(4,000)

Balance at December 31, 2016	250,000	$2,500
Redemption of 175,000 shares of puttable common stock	(175,000)	(1,750)

Balance at June 30, 2017	75,000	$750